22 Income Taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxesLineItems [Line Items]
Statutory rates	34.00%	34.00%	34.00%
Gross revenues	R$ 750,630	R$ 333,935	R$ 216,008
Unrecognized deferred income tax assets	96,627	R$ 29,406
Top of Range [Member]
IncomeTaxesLineItems [Line Items]
Gross revenues	R$ 78,000